UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Acuity Capital Management LLC
Address:  4 Greenwich Office Park
          3rd Floor
          Greenwich, CT  06831

Form 13F File Number:  028-12286

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael Kostolansky
Title:  Chief Financial Officer
Phone:  (203) 862-3344

Signature, Place, and Date of Signing:

/s/ Michael Kostolansky     Greenwich, CT           August 12, 2010
     [Signature]             [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 22

Form 13F Information Table Value Total: $90,128 (in thousands)

List of Other Included Managers:


* Messrs. Howard Needle and David Harris are the investment managers of Acuity Capital Management LLC, and Acuity Capital Advisors LLC, which have investment discretion over the investment portfolios reported herein.

                                   Title of                   Mkt Val     SH/PRN    SH/ PUT/ Invest Other   Voting Authority
Name of Issuer                       Class          CUSIP     (x1,000)    Amount    PRN CALL  Disc  Mgrs    Sole    Shared None
CHINA MED TECHNOLOGIES INC     SPONSORED ADR      169483104         55        5,195 SH       DEFINED          5,195
CHINA MED TECHNOLOGIES INC     NOTE 4.000% 8/1    169483AC8      1,340    2,000,000 PRN      DEFINED      2,000,000
FORD MTR CO CAP TR II          PFD TR CV6.5%      345395206      5,783      130,981 SH       DEFINED        130,981
FORD MTR CO DEL                *W EXP 01/01/201   345370134        624      200,000 SH       DEFINED        200,000
GILEAD SCIENCES INC            NOTE 0.500% 5/0    375558AG8      3,111    3,000,000 PRN      DEFINED      3,000,000
GREAT ATLANTIC & PAC TEA INC   NOTE 6.750% 12/1   390064AK9      1,520    2,000,000 PRN      DEFINED      2,000,000
HECLA MNG CO                   6.5% CONV PFD      422704304      2,198       40,000 SH       DEFINED         40,000
HERTZ GLOBAL HOLDINGS INC      NOTE 5.250% 6/0    42805TAA3      3,323    2,500,000 PRN      DEFINED      2,500,000
INFORMATICA CORP               NOTE 3.000% 3/1    45666QAB8      5,000    4,000,000 PRN      DEFINED      4,000,000
INGERSOLL-RAND GLOBAL HLDG CO  NOTE 4.500% 4/1    45687AAD4      9,825    5,000,000 PRN      DEFINED      5,000,000
JP MORGAN CHASE & CO           COMMON             46625H100      2,045       55,868 SH       DEFINED         55,868
LINCARE HLDGS INC              DBCV 2.75% 11/0    532791AE0      2,375    2,000,000 SH       DEFINED      2,000,000
MYLAN INC                      NOTE 1.250% 3/1    628530AJ6      4,275    3,000,000 PRN      DEFINED      3,000,000
NEWELL RUBBERMAID INC          NOTE 5.500% 3/1    651229AH9      7,290    4,000,000 PRN      DEFINED      4,000,000
NEWMONT MINING CORP            NOTE 3.000% 2/1    651639AK2      4,262    3,000,000 PRN      DEFINED      3,000,000
PNC FINL SVCS GROUP INC        *W EXP 12/31/201   693475121      1,888      162,800  S       DEFINED        162,800
SESI LLC                       FRNT 1.500% 12/1   78412FAH7      1,845    2,000,000 PRN      DEFINED      2,000,000
TERADYNE INC                   NOTE 4.500% 3/1    880770AE2      7,610    4,000,000 PRN      DEFINED      4,000,000
TEREX CORP NEW                 NOTE 4.000% 6/0    880779AV5      2,700    2,000,000 PRN      DEFINED      2,000,000
UAL CORP                       NOTE 6.000% 10/1   902549AJ3      9,930    4,000,000 PRN      DEFINED      4,000,000
VERISIGN INC                   SDCV 3.250% 8/1    92343EAD4      2,685    3,000,000 SH       DEFINED      3,000,000
WHITING PETE CORP NEW          PERP PFD CONV      966387201     10,444       54,645 SH       DEFINED         54,645
TOTAL                                                           90,128